Stock Warrants	12 Months Ended
Dec. 31, 2017
Convertible Series Preferred Stock
Stock Warrants

11.	STOCK WARRANTS

The Company has the following warrants as of December 31, 2017 and 2016 are presented below:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2015	10,967,879	$0.12	3.57	$-
Granted	7,487,385	0.08	-	-
Forfeited		-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2016	18,455,264	$0.10	2.62	$-
Granted	9,981,149	0.19	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2017	28,436,413	$0.13	2.79	$457,530

Vested December 31, 2017	28,436,413			$457,530

Exercisable at December 31, 2017	28,436,413			$457,530

The following were stock warrant transactions during the year ended December 31, 2017:

On April 1, 2017, Company granted warrants to a consultant to purchase 375,000 shares of common stock at an exercise price of $0.12 per share. The warrants expire on March 31, 2019 and were fully vested on the grant date. The total share-based compensation expense recognized relating to these warrants for the year ended December 31, 2017 amounted to $26,696.

On May 22, 2017, the Company issued warrants to purchase 100,000 shares of common stock as part of an equity offering (see Note 9). The exercise price of the 100,000 share purchase warrants is $0.40 per share, expire on May 21, 2019 and were fully vested on grant date.

In May and August 2017, the Company entered into extension agreements with Mr. Cutaia to extend the maturity date of Secured Notes. In consideration for Mr. Cutaia’s agreement to extend the maturity dates, the Company granted Mr. Cutaia a total of 3,084,349 share purchase warrants, exercisable at $0.15 per share and $0.36 per share that will expire starting May 2020 (see Note 5).

In August 2017, the Company entered into extension agreement with a noteholder to extend the maturity date of note payable. In consideration, the Company granted the note holder 1,316,800 share purchase warrants, exercisable at $0.15 per share that will expire in August 2020 (see Note 6).

From June 2017 through December 2017, the Company issued warrants to note holders purchase a total of 4,830,000 shares of common stock. The warrants are exercisable at an average price of $0.15 per share and will expire starting June 2020 up to December 2022. A total 1.2 million of these warrants were accounted as derivative liability (see Note 6 and 8).

On September 16, 2017, the Company issued 275,000 share purchase warrants in full settlement and release of a disputed, unasserted claim. The exercise price of the 275,000 share purchase warrants is $0.08 per share and expire on March 15, 2018. The warrants were fully vested on grant date with a fair value of $10,057 which was recorded as part of loss on debt extinguishment.

The total expense recognized relating to the vesting of these stock warrants for the year ended December 31, 2017 amounted to $26,696.

The following were stock warrant transactions during the year ended December 31, 2016:

On April 4, 2016, the Company issued a secured convertible note to Mr. Cutaia, in the amount of $343,326, which represents additional sums that the he advanced to the Company during the period from December 2015 through March 2016, and is addition to all pre-existing loans made by, and notes held by the CEO. In consideration for this agreement the Company issued 2,452,325 share purchase warrants, exercisable at $0.07 per share until April 4, 2019.

On April 4, 2016, the Company issued an unsecured convertible note payable to Oceanside Strategies, Inc. (“Oceanside”) in the amount of $680,268. In consideration for Oceanside’s agreement to convert the prior notes from current demand notes and extend the maturity date to December 4, 2016, we granted Oceanside d 2,429,530 share purchase warrants, exercisable at $0.07 per share until April 4, 2019.

On December 30, 2016, the Company entered into an extension agreement with Oceanside to extend the maturity date of the April 2016 Note to August 4, 2017. In consideration for Oceanside’s agreement to extend the maturity date to August 4, 2017 the Company issued Oceanside 2,429,530 share purchase warrants, exercisable at $0.08 per share until December 29, 2019.